Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income		$ 56,556	$ 54,250	$ 20,742
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	[1]	260,372	249,500	235,293
Container write-off from lessee default, net	[1]	7,179	12,980	3,822
Bad debt expense, net		2,002	2,697	477
Unrealized loss (gain) on derivative instruments, net		15,442	5,790	(4,094)
Amortization and write-off of unamortized deferred debt issuance costs and accretion of bond discounts		7,953	9,531	20,814
Amortization of intangible assets		2,093	3,721	4,092
Gain on sale of owned fleet containers, net		(21,397)	(36,071)	(26,210)
Gain on insurance recovery and legal settlement		(14,881)	(8,692)
Gain on settlement of pre-existing management agreement		(1,823)
Share-based compensation expense		4,388	7,355	6,083
Decrease (increase) in:
Accounts receivable, net	[2]	25,530	(34,113)	(10,860)
Trading containers, net		19,549	(30,100)	(6,389)
Net investment in direct financing and sales-type leases	[1]	49,796	63,847	66,846
Interest portion of container leaseback financing receivable		(2,286)
Prepaid expenses and other current assets	[1],[2]	8,693	12,072	10,114
Due from affiliates, net		(39)	(558)	(265)
Other assets		(10,000)	1,603	2,581
Increase (decrease) in:
Accounts payable and accrued expenses	[1],[2]	(4,363)	808	(2,386)
Other liabilities		13,519	(235)	(265)
Due to container investors, net	[2]	(6,407)	611	(2,045)
Long-term income tax payable		339	489	5
Deferred taxes, net		1,449	634	(534)
Total adjustments		371,989	261,869	297,079
Net cash provided by operating activities		428,545	316,119	317,821
Cash flows from investing activities:
Purchase of containers and fixed assets		(466,993)	(854,383)	(300,125)
Payments on container leaseback financing receivable		(281,445)
Payment for Leased Assets Pool Company Limited, net of cash acquired		(171,841)
Payment for TW Container Leasing, Ltd. capital restructuring			(29,658)
Proceeds from sale of containers and fixed assets		150,742	147,254	135,299
Receipt of principal payments on container leaseback financing receivable		7,745
Insurance proceeds received for unrecoverable containers				12,616
Net cash used in investing activities		(761,792)	(736,787)	(152,210)
Cash flows from financing activities:
Proceeds from debt		1,439,223	2,029,025	1,729,580
Principal payments on debt		(1,049,857)	(1,608,753)	(1,770,715)
Purchase of treasury shares		(8,597)
Proceeds from container leaseback financing liability, net		17,448
Debt issuance costs		(9,417)	(10,252)	(27,702)
Issuance of common shares upon exercise of share options		126	130	961
Dividends paid to noncontrolling interest		(2,744)	(1,996)	(2,496)
Net cash provided by (used in) financing activities		386,182	408,154	(70,372)
Effect of exchange rate changes		42	(127)	207
Net increase (decrease) in cash, cash equivalents and restricted cash		52,977	(12,641)	95,446
Cash, cash equivalents and restricted cash, beginning of the year		224,928	237,569	142,123
Cash, cash equivalents and restricted cash, end of the year		277,905	224,928	237,569
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized gain on derivative instruments, net		142,248	123,581	105,322
Net income taxes paid		42	1,138	925
Supplemental disclosures of noncash operating activities:
Right-of-use asset for leased properties		11,276
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases		(33,316)	(88,377)	119,097
Containers placed in direct financing and sales-type leases		$ 173,856	53,859	9,378
Decrease in insurance receivable due to a decrease in estimated unrecoverable containers			$ 2,049	$ 7,546

[1]	Amounts for the years ended December 31, 2018 and 2017 have been reclassified to conform with 2019 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).
[2]	Amounts for the years ended December 31, 2018 and 2017 have been reclassified to report the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses arising from the managed fleet instead of the net presentation (see 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 1 (u) “Reclassifications and Changes in Presentation “).